Schedules of Investments (unaudited)
June 30, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 75.2%
Communication Services — 6.4%
Entertainment — 0.1%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	$23,000	$19,637
Media — 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	200,000	200,053 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,000	5,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.150%	11/10/26	190,000	193,690
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	170,000	171,668
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	9,990
Total Media				580,401
Wireless Telecommunication Services — 1.5%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	180,000	178,203

Total Communication Services				778,241
Consumer Discretionary — 11.5%
Automobiles — 5.8%
Ford Motor Credit Co. LLC, Senior Notes	4.134%	8/4/25	200,000	199,798
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	194,775
General Motors Co., Senior Notes	6.125%	10/1/25	94,000	94,172
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	60,000	58,537 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	160,000	152,704 (a)
Total Automobiles				699,986
Broadline Retail — 1.6%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	200,000	197,267
Hotels, Restaurants & Leisure — 4.1%
Carnival Corp., Senior Notes	5.750%	3/1/27	120,000	121,066 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	100,000	105,835
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	85,000	82,651 (a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	120,000	118,451
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	70,000	70,915 (a)
Total Hotels, Restaurants & Leisure				498,918

Total Consumer Discretionary				1,396,171
Consumer Staples — 1.2%
Tobacco — 1.2%
BAT Capital Corp., Senior Notes	2.259%	3/25/28	30,000	28,391
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	120,000	117,531

Total Consumer Staples				145,922
Energy — 10.4%
Oil, Gas & Consumable Fuels — 10.4%
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	10,000	10,009 (b)(c)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	20,000	20,495 (b)(c)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	10,000	10,125 (a)
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	2.268%	11/15/26	$80,000	$77,336 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,907
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	20,000	18,910
Devon Energy Corp., Senior Notes	5.850%	12/15/25	20,000	20,055
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	30,068
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,117
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	10,000	10,382
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.573%	8/16/77	160,000	159,318 (c)
Enterprise Products Operating LLC, Senior Notes (5.250% to 8/16/27 then 3 mo. Term SOFR + 3.295%)	5.250%	8/16/77	10,000	9,919 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	80,000	78,888 (c)
EQT Corp., Senior Notes	3.125%	5/15/26	70,000	68,936 (a)
EQT Corp., Senior Notes	7.500%	6/1/27	130,000	132,396 (a)
MPLX LP, Senior Notes	1.750%	3/1/26	40,000	39,234
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,164
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	19,773
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	100,000	100,928
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	80,000	83,180
ONEOK Inc., Senior Notes	5.850%	1/15/26	40,000	40,208
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,818 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	60,000	60,076 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	59,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	30,000	30,603
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	120,000	119,345

Total Energy				1,261,164
Financials — 23.7%
Banks — 8.3%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	198,894 (c)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	130,000	126,384 (c)
Bank of America Corp., Senior Notes (4.979% to 1/24/28 then SOFR + 0.830%)	4.979%	1/24/29	140,000	142,032 (c)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	40,000	40,953 (b)(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	30,120 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	200,000	203,818 (c)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	70,000	70,743 (c)
M&T Bank Corp., Senior Notes (4.833% to 1/16/28 then SOFR + 0.930%)	4.833%	1/16/29	70,000	70,591 (c)
Wells Fargo & Co., Senior Notes (4.900% to 1/24/27 then SOFR + 0.780%)	4.900%	1/24/28	130,000	130,984 (c)
Total Banks				1,014,519
Capital Markets — 6.1%
Credit Suisse AG AT1 Claim	—	—	200,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	30,000	31,035 (b)(c)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	230,000	226,448 (c)
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	$80,000	$77,481 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	70,000	69,047 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	210,000	206,674 (c)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	60,000	58,560 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	70,000	69,011 (c)
Total Capital Markets				738,256
Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	146,186
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	80,000	82,307 (a)
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	110,000	112,125
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	90,000	90,702
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	120,000	117,113 (a)
Total Financial Services				548,433
Insurance — 4.3%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	90,000	76,678 (a)
Brown & Brown Inc., Senior Notes	4.700%	6/23/28	400,000	403,495
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	40,000	38,662 (a)
Total Insurance				518,835
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	60,000	59,023 (a)

Total Financials				2,879,066
Health Care — 1.3%
Health Care Providers & Services — 1.3%
Centene Corp., Senior Notes	4.250%	12/15/27	10,000	9,855
CVS Health Corp., Senior Notes	4.300%	3/25/28	150,000	149,411

Total Health Care				159,266
Industrials — 6.4%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	3.100%	5/1/26	100,000	98,696
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	60,000	61,632 (a)
Total Aerospace & Defense				160,328
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	40,000	40,637 (a)
Passenger Airlines — 3.1%
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	6,472	6,483 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	20,000	19,967 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	99,904	97,446
British Airways Pass-Through Trust	3.350%	6/15/29	89,565	85,746 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	27,500	27,437 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	140,000	135,990 (a)
Total Passenger Airlines				373,069
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 1.7%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	$210,000	$209,817 (a)

Total Industrials				783,851
Information Technology — 5.2%
Electronic Equipment, Instruments & Components — 0.6%
Vontier Corp., Senior Notes	1.800%	4/1/26	80,000	78,286
Semiconductors & Semiconductor Equipment — 4.3%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	209,119 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	190,000	188,083
Micron Technology Inc., Senior Notes	5.375%	4/15/28	120,000	123,409
Total Semiconductors & Semiconductor Equipment				520,611
Software — 0.3%
Cadence Design Systems Inc., Senior Notes	4.200%	9/10/27	30,000	30,050

Total Information Technology				628,947
Materials — 3.3%
Construction Materials — 1.2%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	140,000	141,310 (a)
Containers & Packaging — 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	9,741 (a)
Metals & Mining — 1.5%
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	130,000	129,391
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	40,000	39,776 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	20,000	19,921
Total Metals & Mining				189,088
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	60,000	60,316 (a)

Total Materials				400,455
Utilities — 5.8%
Electric Utilities — 5.8%
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	20,000	18,881 (b)(c)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	200,000	201,190 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	60,000	60,147 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	80,000	75,956 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	170,000	161,057
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	40,000	40,429
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	34,000	33,858 (c)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	20,000	20,630 (c)
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,502 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	80,000	80,441 (a)

Total Utilities				700,091
Total Corporate Bonds & Notes (Cost — $9,065,383)				9,133,174
Collateralized Mortgage Obligations(g) — 1.8%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	64,819	65,288 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	31,507 (a)
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.805%	10/25/43	$10,645	$10,682 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.805%	10/25/43	20,000	20,587 (a)(c)
MIC Trust, 2023-MIC A	8.732%	12/5/38	20,000	21,839 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	64,663	65,527 (a)

Total Collateralized Mortgage Obligations (Cost — $211,555)				215,430
Asset-Backed Securities — 1.7%
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	197,403	187,858 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	16,543	15,680 (a)

Total Asset-Backed Securities (Cost — $215,261)				203,538
U.S. Government & Agency Obligations — 0.5%
U.S. Government Obligations — 0.5%
U.S. Treasury Notes	3.875%	5/31/27	30,000	30,073
U.S. Treasury Notes	4.000%	5/31/30	30,000	30,295

Total U.S. Government & Agency Obligations (Cost — $59,899)				60,368
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,246	3,565
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,501	12,732 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	9,409	6,845 (h)

Total Sovereign Bonds (Cost — $13,992)				23,142
Total Investments before Short-Term Investments (Cost — $9,566,090)				9,635,652
			Shares
Short-Term Investments — 18.8%
BNY Mellon Cash Reserve Fund (Cost — $2,287,324)	1.050%		2,287,324	2,287,324 (i)
Total Investments — 98.2% (Cost — $11,853,414)				11,922,976
Other Assets in Excess of Liabilities — 1.8%				214,513
Total Net Assets — 100.0%				$12,137,489

See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Short Duration Income ETF
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(i)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
DAC	—	Designated Activity Company
SOFR	—	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	29	9/25	$6,008,098	$6,032,680	$24,582
U.S. Treasury Ultra 10-Year Notes	3	9/25	333,145	342,797	9,652
					34,234
Contracts to Sell:
U.S. Treasury 5-Year Notes	1	9/25	107,892	109,000	(1,108)
U.S. Treasury 10-Year Notes	1	9/25	110,178	112,125	(1,947)
U.S. Treasury Long-Term Bonds	1	9/25	112,165	115,469	(3,304)
U.S. Treasury Ultra Long-Term Bonds	1	9/25	112,857	119,125	(6,268)
					(12,627)
Net unrealized appreciation on open futures contracts					$21,607
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.4%
Communication Services — 3.9%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	2.550%	12/1/33	10,000	$8,373
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,784
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,891
AT&T Inc., Senior Notes	3.500%	9/15/53	10,000	6,774
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	13,429
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	40,000	34,478
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	20,000	15,435
Total Diversified Telecommunication Services				98,164
Entertainment — 0.1%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	10,000	9,332
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	5.250%	5/15/55	10,000	9,856
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	10,000	10,051
Total Interactive Media & Services				19,907
Media — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	26,174 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	40,000	37,966 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	21,000	20,999
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	25,000	25,245
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	10,000	10,674
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	10,000	9,430
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	14,269
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	8,307
Comcast Corp., Senior Notes	3.969%	11/1/47	10,000	7,717
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	12,183
Comcast Corp., Senior Notes	2.937%	11/1/56	20,000	11,753
Fox Corp., Senior Notes	6.500%	10/13/33	10,000	10,823
Total Media				195,540
Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	10,000	10,014
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	10,000	9,900
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	56,336
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	20,000	19,431
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	10,000	10,132
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	10,000	10,003
Total Wireless Telecommunication Services				115,816

Total Communication Services				438,759
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 5.8%
Automobiles — 0.2%
General Motors Co., Senior Notes	6.125%	10/1/25	6,000	$6,011
General Motors Co., Senior Notes	5.600%	10/15/32	10,000	10,165
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,356
Total Automobiles				25,532
Broadline Retail — 1.9%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	20,000	16,514
Amazon.com Inc., Senior Notes	3.100%	5/12/51	20,000	13,495
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	177,230 (a)
Total Broadline Retail				207,239
Hotels, Restaurants & Leisure — 3.5%
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	20,000	18,130 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	10,000	10,195 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,203
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	10,000	9,527
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,282
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,333
McDonald’s Corp., Senior Notes	4.200%	4/1/50	20,000	15,895
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	20,000	21,096 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	10,000	10,067 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	10,000	10,199 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	192,177
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	20,000	20,188 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	30,000	29,867 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	20,000	21,342 (a)
Total Hotels, Restaurants & Leisure				387,501
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,000	7,990
Home Depot Inc., Senior Notes	3.350%	4/15/50	20,000	14,031
Total Specialty Retail				22,021

Total Consumer Discretionary				642,293
Consumer Staples — 1.4%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	10,000	8,511
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	10,006
Total Beverages				18,517
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	10,000	9,935
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	10,000	8,096
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	10,000	8,593
Mars Inc., Senior Notes	5.000%	3/1/32	10,000	10,138 (a)
Total Food Products				26,827
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	10,153
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	$8,629
Altria Group Inc., Senior Notes	6.875%	11/1/33	10,000	11,174
Altria Group Inc., Senior Notes	3.875%	9/16/46	10,000	7,402
Altria Group Inc., Senior Notes	5.950%	2/14/49	10,000	9,953
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	15,748
BAT Capital Corp., Senior Notes	3.734%	9/25/40	20,000	15,799
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	10,000	10,180
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	10,000	10,205
Total Tobacco				89,090

Total Consumer Staples				154,522
Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	20,000	19,411
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	10,000	9,989
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	10,000	10,499 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,667 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	10,000	10,101 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	20,000	19,757
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,907
Devon Energy Corp., Senior Notes	5.000%	6/15/45	10,000	8,329
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	9,569
Energy Transfer LP, Senior Notes	3.750%	5/15/30	10,000	9,598
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,000	9,875
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,751
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,109
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	20,000	19,315
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,089
EQT Corp., Senior Notes	3.625%	5/15/31	10,000	9,277 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,461
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	10,000	7,096
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	17,704
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,473
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	10,402
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,818 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	20,000	17,772
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	10,000	8,468
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	20,000	13,692
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	59,551
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	20,000	20,236 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	40,000	38,484
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	10,000	11,402

Total Energy				439,802
Financials — 10.5%
Banks — 6.0%
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	30,000	26,931 (b)
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	80,000	$71,660 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	90,000	90,015 (b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	18,938 (b)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	30,000	26,238 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	60,000	58,822 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	20,000	20,080 (b)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	40,000	39,925 (b)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	20,000	20,025
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,806 (b)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	20,000	18,653 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	30,000	30,063 (b)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	27,408
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	10,000	10,358 (b)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	10,000	10,136 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,508 (b)
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	40,000	39,857
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	9,135 (b)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	30,000	29,550 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	50,000	45,562 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	30,000	30,972 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,654 (b)
Total Banks				664,296
Capital Markets — 2.1%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,824 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	10,000	10,556 (a)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	60,000	53,034 (b)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	19,728 (b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	50,000	49,723 (b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,000	8,991
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	50,000	43,798 (b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	20,000	19,975 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	20,000	20,252 (b)
Total Capital Markets				236,881
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,998
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	$194,916
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	40,000	42,115 (a)
Total Financial Services				237,031
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	20,000	20,555

Total Financials				1,168,761
Health Care — 2.3%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	19,136
AbbVie Inc., Senior Notes	5.050%	3/15/34	10,000	10,185
AbbVie Inc., Senior Notes	4.250%	11/21/49	20,000	16,488
Total Biotechnology				45,809
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	20,000	20,571 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	20,000	20,776
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	20,009
Total Health Care Equipment & Supplies				61,356
Health Care Providers & Services — 0.8%
Cigna Group, Senior Notes	4.900%	12/15/48	10,000	8,738
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	17,116
CVS Health Corp., Senior Notes	5.050%	3/25/48	10,000	8,643
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,185
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,459
Humana Inc., Senior Notes	3.125%	8/15/29	10,000	9,427
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	19,367
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	20,000	13,278
Total Health Care Providers & Services				94,213
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,360
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,245
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	16,228
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	10,000	9,998
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	10,000	9,299
Total Pharmaceuticals				56,130

Total Health Care				257,508
Industrials — 3.1%
Aerospace & Defense — 0.9%
Boeing Co., Senior Notes	3.200%	3/1/29	10,000	9,522
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,428
Boeing Co., Senior Notes	6.858%	5/1/54	10,000	10,957
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	20,000	15,886
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,000	18,787
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,749
RTX Corp., Senior Notes	4.500%	6/1/42	10,000	8,858
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	12,842
Total Aerospace & Defense				96,029
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	$9,297
Commercial Services & Supplies — 0.4%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	30,000	30,023 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,000	10,111
Total Commercial Services & Supplies				40,134
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	6,580
Union Pacific Corp., Senior Notes	2.891%	4/6/36	10,000	8,274
Total Ground Transportation				14,854
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	10,000	10,069
Passenger Airlines — 1.0%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	40,000	41,967 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	51,712	37,103 (a)(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	40,000	38,854 (a)
Total Passenger Airlines				117,924
Trading Companies & Distributors — 0.5%
Air Lease Corp., Senior Notes	3.375%	7/1/25	10,000	10,000
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	50,000	47,052
Total Trading Companies & Distributors				57,052

Total Industrials				345,359
Information Technology — 1.3%
IT Services — 0.3%
Mastercard Inc., Senior Notes	3.850%	3/26/50	10,000	7,902
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	20,000	20,784 (a)
Visa Inc., Senior Notes	4.300%	12/14/45	10,000	8,699
Total IT Services				37,385
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	3.137%	11/15/35	20,000	16,877 (a)
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	5,946
Micron Technology Inc., Senior Notes	5.875%	2/9/33	10,000	10,433
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	10,000	10,073
Total Semiconductors & Semiconductor Equipment				43,329
Software — 0.6%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,638
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	18,248
Oracle Corp., Senior Notes	5.375%	9/27/54	10,000	9,148
Synopsys Inc., Senior Notes	4.850%	4/1/30	10,000	10,142
Synopsys Inc., Senior Notes	5.000%	4/1/32	10,000	10,133
Synopsys Inc., Senior Notes	5.700%	4/1/55	10,000	9,950
Total Software				64,259

Total Information Technology				144,973
Materials — 1.2%
Metals & Mining — 0.7%
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	10,113
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	10,000	$9,904
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	25,000	23,641
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,922 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	10,000	10,206 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	10,000	10,119 (a)
Total Metals & Mining				73,905
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	10,000	10,125 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	50,000	44,126
Total Paper & Forest Products				54,251

Total Materials				128,156
Utilities — 0.9%
Electric Utilities — 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	80,000	70,440 (a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	10,000	9,813
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	10,000	10,128
Georgia Power Co., Senior Notes	5.200%	3/15/35	10,000	10,145

Total Utilities				100,526
Total Corporate Bonds & Notes (Cost — $3,864,371)				3,820,659
Mortgage-Backed Securities — 27.9%
FHLMC — 8.6%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	7/1/41	73,073	60,658
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/42- 3/1/52	185,255	153,554
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/49	57,692	56,201
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	68,604	68,480
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	12/1/50	372,217	314,507
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	155,162	136,670
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/53	71,445	74,588
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.619%)	3.515%	11/1/47	40,700	41,474 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.102%	2/1/50	54,724	54,895 (b)
Total FHLMC				961,027
FNMA — 13.5%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	100,000	102,187
Federal National Mortgage Association (FNMA)	3.500%	1/1/35	10,339	10,060
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 12/1/51	342,658	306,838
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/38	60,035	55,794
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 6/1/42	189,133	163,674
Federal National Mortgage Association (FNMA)	4.500%	2/1/48	14,080	13,721
Federal National Mortgage Association (FNMA)	4.000%	1/1/49	66,299	62,820
Federal National Mortgage Association (FNMA)	6.000%	6/1/53	66,093	67,756
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	7/1/53	81,569	$81,039
Federal National Mortgage Association (FNMA)	5.500%	8/1/54	92,916	92,984
Federal National Mortgage Association (FNMA)	2.000%	7/1/55	100,000	79,186 (d)
Federal National Mortgage Association (FNMA)	2.500%	7/1/55	100,000	82,928 (d)
Federal National Mortgage Association (FNMA)	3.500%	7/1/55	100,000	90,044 (d)
Federal National Mortgage Association (FNMA)	4.500%	7/1/55	100,000	95,666 (d)
Federal National Mortgage Association (FNMA)	5.500%	7/1/55	100,000	99,993 (d)
Federal National Mortgage Association (FNMA)	6.000%	7/1/55	100,000	101,628 (d)
Total FNMA				1,506,318
GNMA — 5.8%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	35,498	32,206
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 6/20/48	40,863	39,898
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	53,663	46,792
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	25,187	23,543
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	69,448	55,365
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	86,467	88,816
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	83,539	82,607
Government National Mortgage Association (GNMA) II	5.500%	7/20/54	93,829	95,099
Government National Mortgage Association (GNMA) II	2.500%	7/20/55	100,000	84,975 (d)
Government National Mortgage Association (GNMA) II	3.500%	7/20/55	100,000	90,927 (d)
Total GNMA				640,228

Total Mortgage-Backed Securities (Cost — $3,167,056)				3,107,573
Collateralized Mortgage Obligations(e) — 20.1%
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	101,620
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.004%	3/15/40	100,000	100,230 (a)(b)
BRAVO Residential Funding Trust, 2023-NQM1 A1	5.757%	1/25/63	68,411	68,470 (a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	72,541	72,964 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.497%	9/15/48	100,000	97,867 (b)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	104,418 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K153 X1, IO	0.600%	12/25/32	3,198,576	97,574 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	59,621	8,982
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	71,873	12,075
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	75,195	10,351
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	79,528	11,581
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.705%	2/25/42	100,000	101,808 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.055%	9/25/42	100,000	109,216 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	9.420%	7/25/25	9,967	9,977 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.256%	6/25/42	58,341	59,840 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	68,104	11,683
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	198,600	31,510
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	147,680	25,633
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(e) — continued
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	3,922,891	$6,229 (b)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	46,216	44,255 (b)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	219,168	188,665
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	65,285	9,645
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	313,563	36,972
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	4.846%	8/20/70	86,877	86,904 (b)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	93,562	4,439 (b)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	83,417
MF1 LLC Trust, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.953%	9/17/37	79,424	79,729 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	83,119	81,576
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	60,405	61,578 (a)(b)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	63,376	63,918 (a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	64,663	65,527 (a)
ONNI Commerical Mortgage Trust, 2024-APT A	5.753%	7/15/39	100,000	102,317 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.144%	9/17/39	88,135	88,421 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.014%	7/25/45	36,599	36,059 (b)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	97,535	95,558
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	67,072 (b)

Total Collateralized Mortgage Obligations (Cost — $2,366,075)				2,238,080
U.S. Government & Agency Obligations — 8.3%
U.S. Government Obligations — 8.3%
U.S. Treasury Bonds	4.750%	2/15/41	210,000	212,797
U.S. Treasury Bonds	3.375%	11/15/48	150,000	118,705
U.S. Treasury Bonds	4.625%	2/15/55	60,000	58,425
U.S. Treasury Notes	4.000%	2/28/30	430,000	434,284
U.S. Treasury Notes	4.000%	3/31/30	80,000	80,763
U.S. Treasury Notes	4.000%	5/31/30	10,000	10,099
U.S. Treasury Notes	4.250%	5/15/35	10,000	10,016

Total U.S. Government & Agency Obligations (Cost — $910,853)				925,089
Sovereign Bonds — 6.0%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	3,998	3,356
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,080	2,464
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	61,159	44,493 (f)
Total Argentina				50,313
Brazil — 2.3%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	369,000 BRL	62,951
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,084,000 BRL	188,471
Total Brazil				251,422
Colombia — 1.4%

Colombia Government International Bond, Senior Notes	3.250%	4/22/32	200,000	158,691
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 1.8%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	240,000	$202,020

Total Sovereign Bonds (Cost — $654,011)				662,446
Asset-Backed Securities — 3.0%
LAD Auto Receivables Trust, 2024-1A C	5.640%	6/15/29	120,000	122,162 (a)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	5.349%	9/25/34	117,815	117,650 (b)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	5.020%	6/25/41	23,637	23,392 (a)(b)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	5.176%	11/15/35	41,671	41,598 (a)(b)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	5.426%	6/15/37	25,219	25,243 (a)(b)

Total Asset-Backed Securities (Cost — $327,273)				330,045
U.S. Treasury Inflation Protected Securities — 0.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $83,681)	1.875%	7/15/34	80,000	81,889
			Shares
Common Stocks — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			12	60 *(g)(h)
Spirit Aviation Holdings Inc.			2,028	10,120 *

Total Common Stocks (Cost — $28,489)				10,180
		Expiration Date	Warrants
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC (Cost — $17,530)		3/12/30	1,440	7,185 *(a)(g)(h)
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $96.250	12/12/25	3	7,500	1,275
U.S. Treasury 5-Year Notes Futures, Call @ $109.000	7/25/25	6	6,000	2,718
U.S. Treasury 5-Year Notes Futures, Put @ $106.250	7/25/25	1	1,000	16

Total Purchased Options (Cost — $4,462)				4,009
Total Investments before Short-Term Investments (Cost — $11,423,801)				11,187,155
	Rate	Maturity Date	Face Amount†
Short-Term Investments — 3.4%
U.S. Treasury Bills — 2.4%
U.S. Treasury Bills	4.110%	7/22/25	120,000	119,709 (i)
U.S. Treasury Bills	4.408%	8/26/25	150,000	148,993 (i)

Total U.S. Treasury Bills (Cost — $268,699)				268,702
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Overnight Deposits — 1.0%
BNY Mellon Cash Reserve Fund (Cost — $110,924)	1.050%	110,924	$110,924 (j)

Total Short-Term Investments (Cost — $379,623)			379,626
Total Investments — 104.0% (Cost — $11,803,424)			11,566,781
Liabilities in Excess of Other Assets — (4.0)%			(439,530)
Total Net Assets — 100.0%			$11,127,251

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2025, the Fund held TBA securities with a total cost of $716,887.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Restricted security (Note 2).
(i)	Rate shown represents yield-to-maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
DAC	—	Designated Activity Company
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/12/25	$97.500	17	$42,500	$(1,700)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	3	7,500	(413)
U.S. Treasury 5-Year Notes Futures, Call	7/25/25	109.500	4	4,000	(1,031)
Total Exchange-Traded Written Options (Premiums received — $7,545)					$(3,144)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	5	3/27	$1,197,323	$1,212,125	$14,802
3-Month SOFR	7	3/26	1,690,858	1,685,775	(5,083)
U.S. Treasury 5-Year Notes	18	9/25	1,942,878	1,962,000	19,122
U.S. Treasury 10-Year Notes	6	9/25	661,987	672,750	10,763
U.S. Treasury Long-Term Bonds	2	9/25	224,283	230,937	6,654
U.S. Treasury Ultra 10-Year Notes	7	9/25	777,338	799,859	22,521
U.S. Treasury Ultra Long-Term Bonds	3	9/25	346,410	357,375	10,965
					79,744
Contracts to Sell:
U.S. Treasury 2-Year Notes	1	9/25	207,248	208,023	(775)
Net unrealized appreciation on open futures contracts					$78,969

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,310,000	USD	236,079	Citibank N.A.	7/2/25	$3,943
BRL	1,310,000	USD	240,054	Citibank N.A.	7/2/25	(33)
USD	228,716	BRL	1,310,000	Citibank N.A.	7/2/25	(11,305)
USD	240,054	BRL	1,310,000	Citibank N.A.	7/2/25	33
CNH	151,448	USD	20,826	Bank of America N.A.	7/16/25	344
EUR	17,427	USD	19,553	Bank of America N.A.	7/16/25	928
USD	184,599	CNH	1,350,991	Bank of America N.A.	7/16/25	(4,254)
USD	168,749	EUR	153,316	Bank of America N.A.	7/16/25	(11,430)
AUD	141,725	USD	85,790	Citibank N.A.	7/16/25	7,120
INR	4,702	USD	54	Citibank N.A.	7/16/25	1
USD	10,664	AUD	17,108	Citibank N.A.	7/16/25	(552)
JPY	8,670,000	USD	59,231	Goldman Sachs Group Inc.	7/16/25	910
MXN	575,460	USD	27,511	Goldman Sachs Group Inc.	7/16/25	2,893
USD	6,481	JPY	928,346	Goldman Sachs Group Inc.	7/16/25	42
USD	234,293	BRL	1,310,000	Citibank N.A.	8/4/25	(3,599)
Net unrealized depreciation on open forward foreign currency contracts						$(14,959)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

 Western Asset Total Return ETF
At June 30, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	6,522,000BRL	1/2/26	BRL-CDI**	11.035%**	$(32,147)	—	$(32,147)
JPMorgan Chase & Co.	1,430,000BRL	1/2/29	BRL-CDI**	10.230%**	(21,208)	—	(21,208)
Total					$(53,355)	—	$(53,355)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,068,000	4/28/28	Daily SOFR Compound annually	3.300% annually	$2,613	$192	$2,421
	2,285,000	1/31/32	3.730% annually	Daily SOFR Compound annually	(29,795)	(11,884)	(17,911)
	255,000	4/28/36	3.850% annually	Daily SOFR Compound annually	(2,970)	(1,082)	(1,888)
Total	$3,608,000				$(30,152)	$(12,774)	$(17,378)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$1,824,500	6/20/30	1.000% quarterly	$40,409	$36,116	$4,293

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.44 Index	$70,000	6/20/30	5.000% quarterly	$(5,265)	$(4,132)	$(1,133)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$75,000	7/4/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$2,951	—	$2,951

See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Western Asset Total Return ETF
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
Daily SOFR Compound	4.450%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Western Asset ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Short Duration Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,879,066	$0 *	$2,879,066
Other Corporate Bonds & Notes	—	6,254,108	—	6,254,108
Collateralized Mortgage Obligations	—	215,430	—	215,430
Asset-Backed Securities	—	203,538	—	203,538
U.S. Government & Agency Obligations	—	60,368	—	60,368
Sovereign Bonds	—	23,142	—	23,142
Total Long-Term Investments	—	9,635,652	0 *	9,635,652
Short-Term Investments†	$2,287,324	—	—	2,287,324
Total Investments	$2,287,324	$9,635,652	$0 *	$11,922,976
Other Financial Instruments:
Futures Contracts††	$34,234	—	—	$34,234
Total	$2,321,558	$9,635,652	$0 *	$11,957,210

Western Asset ETFs 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$12,627	—	—	$12,627

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Total Return ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$3,820,659	—	$3,820,659
Mortgage-Backed Securities	—	3,107,573	—	3,107,573
Collateralized Mortgage Obligations	—	2,238,080	—	2,238,080
U.S. Government & Agency Obligations	—	925,089	—	925,089
Sovereign Bonds	—	662,446	—	662,446
Asset-Backed Securities	—	330,045	—	330,045
U.S. Treasury Inflation Protected Securities	—	81,889	—	81,889
Common Stocks:
Industrials	$10,120	60	—	10,180
Warrants	—	7,185	—	7,185
Purchased Options	4,009	—	—	4,009
Total Long-Term Investments	14,129	11,173,026	—	11,187,155
Short-Term Investments†:
U.S. Treasury Bills	—	268,702	—	268,702
Overnight Deposits	110,924	—	—	110,924
Total Short-Term Investments	110,924	268,702	—	379,626
Total Investments	$125,053	$11,441,728	—	$11,566,781
Other Financial Instruments:
Futures Contracts††	$84,827	—	—	$84,827
Forward Foreign Currency Contracts††	—	$16,214	—	16,214
Centrally Cleared Interest Rate Swaps††	—	2,421	—	2,421
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	4,293	—	4,293
OTC Total Return Swaps	—	2,951	—	2,951
Total Other Financial Instruments	$84,827	$25,879	—	$110,706
Total	$209,880	$11,467,607	—	$11,677,487

Western Asset ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$3,144	—	—	$3,144
Futures Contracts††	5,858	—	—	5,858
Forward Foreign Currency Contracts††	—	$31,173	—	31,173
OTC Interest Rate Swaps	—	53,355	—	53,355
Centrally Cleared Interest Rate Swaps††	—	19,799	—	19,799
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,133	—	1,133
Total	$9,002	$105,460	—	$114,462

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.
Western Asset Total Return ETF

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 6/30/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	12	3/25	$146	$60	$5.00	0.00%(a)
Spirit Airlines LLC, Warrants	1,440	3/25	17,530	7,185 (b)	4.99	0.06%
			$17,676	$7,245		0.06%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset ETFs 2025 Quarterly Report